DEBT	12 Months Ended
Dec. 31, 2014
DEBT
DEBT

12. DEBT

         Debt, including debt obligations to related parties, consists of the following:

	December 31,
	2014	2013
Note payable to a former shareholder; payable monthly in the amount of $242 - $282 including interest at 1.3% through January 2017; secured by redeemed shares held in escrow per the pledge agreement and subordinated to the line of credit commitment and the mortgage loan	$—	$14,252
Note payable to a shareholder; payable quarterly in the amount of $100 including interest at 1.3%; through July 2017; secured by redeemed shares held in escrow per the pledge agreement and subordinated to the line of credit commitment and the mortgage loan	—	7,235
Mortgage with JPMorgan Chase; payable in quarterly payments of principal of $124 plus interest at a rate per year equal to the adjusted LIBOR rate (2.16% effective rate at December 31, 2013) plus the floating rate (4.25% effective rate at December 31, 2013); matured June 30, 2014	—	2,728
Note payable to a former employee; payable quarterly in the amount of $79 including interest at 4.25%; through July 2017; secured by redeemed shares held in escrow per the pledge agreement and subordinated to the line of credit commitment and the mortgage loan	—	1,087
Note payable to a former shareholder; payable quarterly in the amount of $40 interest free; through June 2015; unsecured and subordinated to the line of credit commitment and the mortgage loan	—	240

	—	25,542
Less short-term debt, including current portion of long-term debt	—	(6,693)

Long-term debt, less current portion	$—	$18,849

         In October 2014, the Company repaid $80,458 of its outstanding borrowings, including borrowings under its line of credit, with proceeds received from its IPO.

         The Company recognized related party interest expense of $781, $357 and $289 for the years ended December 31, 2014, 2013 and 2012, respectively.